Other Current Liabilities (Details) - Schedule of other current liabilities - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities [Abstract]
Deferred revenue (Note 23)	$ 78,157	$ 81,759
Decommissioning liabilities (Note 23)	991	790
Uncertain tax positions	1,315	1,315
Lease liabilities	1,949	2,131
Other	2,646	2,834
Other current liabilities	$ 85,058	$ 88,829